Other Financing Lines of Credit - Summary Of Maximum Allowable Distributions Available To The Company Based On The Most Restrictive Of Such Financial Covenant Ratios (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FAM
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 100,907	$ 180,032
Liquidity	$ 23,368	$ 43,734
Debt instrument, covenant, leverage ratio	9.30	13.9
FACo
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth		$ 87,350
Liquidity		$ 32,728
Debt instrument, covenant, leverage ratio		2.8
FAR
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 267,067	$ 527,443
Liquidity	$ 28,718	$ 23,845
Debt instrument, covenant, leverage ratio	5.29	2.9
FAH
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 310,850
Liquidity	$ 52,270
Debt instrument, covenant, leverage ratio	6.55
Requirement | FAM
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 100,000	$ 150,000
Liquidity	$ 20,000	$ 40,000
Debt instrument, covenant, leverage ratio	13	15
Requirement | FACo
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth		$ 85,000
Liquidity		$ 20,000
Debt instrument, covenant, leverage ratio		6
Requirement | FAR
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 250,000	$ 417,826
Liquidity	$ 24,724	$ 20,000
Debt instrument, covenant, leverage ratio	6	6
Requirement | FAH
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 300,000
Liquidity	45,000
Debt instrument, covenant, leverage ratio		10
Maximum Allowable Distribution | FAM
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	907	$ 30,032
Liquidity	$ 3,368	$ 3,734
Debt instrument, covenant, leverage ratio	28,732,000	12,154,000
Maximum Allowable Distribution | FACo
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth		$ 2,350
Liquidity		$ 12,728
Debt instrument, covenant, leverage ratio		46,895,000
Maximum Allowable Distribution | FAR
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 17,067	$ 109,617
Liquidity	$ 3,994	$ 3,845
Debt instrument, covenant, leverage ratio	31,808	264,134,000
Maximum Allowable Distribution | FAH
Debt Instrument Covenant Description [Line Items]
Adjusted tangible net worth	$ 10,850
Liquidity	$ 7,270
Debt instrument, covenant, leverage ratio	107,292